SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED PAYMENTS
Schedule of share-based compensation recorded during the year

	Year ended December 31
Share-based payments expense	2023	2022
Stock options (note 18(a))	$1,342	$1,396
Restricted share units (note 18(b))	1,135	743
Deferred share units (note 18(c))	623	308
Performance share units (note 18(d))	121	—
Share based payments expense	$3,221	$2,447

Schedule of information about share options outstanding and exercisable

The stock options outstanding at December 31, 2023, were as follows:

	Weighted
	average remaining	Range of exercise			Number
Weighted average remaining contractual life	life (years)	prices (C$)			outstanding
Less than 3 months	0.2			$1.06	476,168
	0.1			$14.59	112,611
4 to 12 months	0.6			$1.65	20,000
	0.6			$4.78	311,331
	0.6	$6.12	–	$7.78	705,210
	0.6			$8.81	140,114
13 to 24 months	1.3	$2.21	–	$3.82	1,118,792
	1.7			$5.80	50,000
	1.7	$6.03	–	$7.63	205,964
	1.2	$8.55	–	$8.81	22,086
25 to 36 months	2.3	$4.04	–	$4.80	637,674
	2.1	$7.05	–	$7.43	50,388
More than 3 years	3.5	$3.71	–	$3.88	76,580
	3.4	$5.06	–	$5.98	1,139,119
	4.2	$6.07	–	$6.58	457,260
	1.9	$1.06	–	$14.59	5,523,297

Stock options
SHARE-BASED PAYMENTS
Schedule of status of share option plan and changes during the year

	Year ended December 31
	2023			2022
		Weighted			Weighted
		average			average
Stock options outstanding	Number	exercise price		Number	exercise price
Outstanding, January 1	9,178,889	C$	3.71	9,900,874	C$	1.86
Replacement options	—		—	1,758,334		8.43
Granted	457,260		6.57	1,278,264		5.56
Exercised	(3,866,208)		1.71	(3,674,769)		1.34
Expired, forfeited or cancelled	(246,644)		13.14	(83,814)		16.81
Outstanding, December 31	5,523,297	C$	4.93	9,178,889	C$	3.71

Vested, December 31	4,308,120	C$	4.64	7,701,986	C$	3.38

Restricted share units
SHARE-BASED PAYMENTS
Schedule of information about number of units of other equity instruments and their weighted average fair value

	Year ended December 31
Number of RSUs outstanding:	2023	2022
Outstanding, January 1	443,267	707,840
Awarded	295,429	172,301
Vested and settled	(152,203)	(402,430)
Forfeitures during the year	(6,274)	(34,444)
Outstanding, December 31	580,219	443,267

		Number vesting in the year
Number of RSUs outstanding:	Total	2022	2023	2024	2025	2026
Outstanding, December 31, 2022	443,267	—	262,738	126,812	53,717	—
Outstanding, December 31, 2023	580,219	N/A	—	333,720	150,102	96,397

Deferred share units
SHARE-BASED PAYMENTS
Schedule of information about number of units of other equity instruments and their weighted average fair value

	Year ended December 31
Number of DSUs outstanding:	2023	2022
Outstanding, January 1	559,725	707,028
Awarded and vested immediately	142,202	69,290
Settled during the year	—	(216,593)
Outstanding, December 31	701,927	559,725

Vested, December 31	701,927	559,725

Performance share units
SHARE-BASED PAYMENTS
Schedule of information about number of units of other equity instruments and their weighted average fair value

Number of PSUs outstanding:	Year ended December 31
	2023	2022
Outstanding, January 1	—	—
Granted during the year	198,737	—
Outstanding, December 31	198,737	—

Vested, December 31	—	—